INTANGIBLE ASSETS - Additional Information (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Intangible assets
Amortization expenses of finite-lived intangible asset	¥ 1,189,681	$ 167,563	¥ 1,256,995	¥ 588,456
Minimum
Intangible assets
Estimated useful life of intangible assets	6 years	6 years
Maximum
Intangible assets
Estimated useful life of intangible assets	10 years	10 years